INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES
14. INCOME TAXES
Significant components of the Company’s deferred tax assets (liabilities) are as follows:

	As of December 31,
	2021	2020
Gross deferred tax assets (liabilities):
Net operating loss carryforwards	$29,300	$14,512
Tax credit carryforwards	3,429	2,238
Fixed assets	(117)	5
Stock-based compensation	1,634	522
Deferred revenue	949	421
Accrued bonuses	857	—
Other	84	90

Total deferred tax assets	36,136	17,788
Valuation allowance	(36,136)	(17,788)

Net deferred tax assets (liabilities)	$—	$—

The Company had no income tax expense due to federal and state net operating losses incurred for the years ended December 31, 2021 and 2020. The Company has also not recorded any income tax benefits for its federal and state net operating losses incurred in each period due to uncertainty of realizing the benefit from those items. All of the Company’s losses before income taxes were generated in the United States. The effective tax rate for the Company for the years ended December 31, 2021 and 2020 was zero percent. A reconciliation of the income tax expense at the federal statutory tax rate to the Company’s effective income tax rate follows:

	As of December 31,
	2021	2020
Statutory tax rate	21.0%	21.0%
State taxes, net of federal benefit	4.0%	1.8%
Federal research and development credit	1.5%	3.2%
Stock-based compensation	(0.1)%	(0.5)%
Write down of federal NOL due to 382 limitation	—	(2.8)%
Write down of federal R&D credits due to 382 limitation	—	(1.1)%
Deferred tax adjustment resulting from tax rate change	2.2%	(5.5)%
Other	(0.5)%	(0.2)%
Valuation allowance	(28.1)%	(15.9)%

Effective tax rate	0.0%	0.0%

The Company’s effective tax rate for December 31, 2021 and 2020 differs from the federal statutory tax rate of 21% mainly due to the effect of deferred state income tax benefits resulting from state net operating loss carryforwards and the tax benefits related to research and development tax credits. These benefits to the effective tax rate are fully offset by the increase in the Company’s valuation allowance from the prior year.
The Company has established a full valuation allowance against its net deferred tax assets due to the uncertainty of the Company’s ability to generate sufficient taxable income to realize the deferred tax assets, and therefore has not recognized any benefits from the net operating losses, tax credits and other deferred tax assets. The Company’s valuation allowance increased $18,348 and $3,729 for the years ended December 31, 2021 and 2020, respectively.
As of December 31, 2021, the Company had the following tax net operating loss carryforwards available to reduce future federal and Connecticut taxable income, and tax credit carryforwards available to offset future federal and Connecticut income taxes:

	Hyperfine
	Amount	Begin to Expire in
Hyperfine tax net operating loss carryforwards:
Federal (pre-2018 NOLs)	$12,084	2034
Federal (post-2017 NOLs)	91,306	No Expiration
States	72,621	2034
Tax credit carryforwards:
Federal research and development	2,338	2034
Connecticut research and development	752	No Expiration
Connecticut others	12	2022
Federal others	135	2022

	Liminal
	Amount	Begin to Expire in
Liminal tax net operating loss carryforwards:
Federal (pre-2018 NOLs)	$—
Federal (post-2017 NOLs)	12,304	No Expiration
States	12,300	2038
Tax credit carryforwards:
Federal research and development	449	2038
Connecticut research and development	49	No Expiration
Under Internal Revenue Code Section 382, if a corporation undergoes an “ownership change,” the corporation’s ability to use its pre-change
net operating loss and tax credit carryforwards to offset its post-change income and tax liabilities may be limited. Generally, an ownership change occurs when certain shareholders increase their aggregated ownership by more than 50 percentage points over their lowest ownership percentage in a testing period (typically three years). The Company performed a Section 382 analysis for Legacy Hyperfine to determine whether an ownership change has occurred. Based on this analysis, Legacy Hyperfine experienced two consecutive ownership changes, one on January 17, 2017, and one on May 16, 2017. As a result, Legacy Hyperfine’s net operating loss and tax credit carryforwards as of December 31, 2020 are subject to a Section 382 limitation. The January 17, 2017 ownership change resulted in an annual limitation of $865 and the May 16, 2017 ownership change resulted in an annual limitation of $3,008
. The first (earlier) limitation will limit the deduction of pre-change losses and credits arising before the first ownership change. The second (later) ownership change creates another limit to deduction of those pre-change losses and credits. However, the second ownership change does not allow for a “step-up” of the first limitation and therefore the pre-January 17, 2017 losses and credits are still subject to the first limitation amount. Due to these limitations, the Company estimates that $
3,125 and $249
 of the federal net operating loss and research and development credit carryforwards, respectively, will expire before utilization. Accordingly, Legacy Hyperfine’s gross deferred tax assets and corresponding valuation allowance have been adjusted to reflect the estimated expirations. In addition, as a result of the Business Combination and any other equity issuances during the year, the Company is currently updating its Section 382 analysis to determine whether any additional ownership changes have occurred through December 31, 2021. This analysis is expected to be completed in 2022.

The Company has adopted the accounting guidance within ASC Topic 740 on uncertainties in income taxes. ASC Topic 740 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.
As of December 31, 2021 and 2020, the Company did not have any unrecognized tax benefits. To the extent penalties and interest would be assessed on any underpayment of income tax, the Company’s policy is that such amounts would be accrued and classified as a component of income tax expense in the combined and consolidated financial statements. To date, the Company has not recorded any such interest or penalties.
The Company files income tax returns in the U.S. federal and various state jurisdictions. As a result of the Company’s net operating loss carryforwards, the Company’s federal and state statutes of limitations generally remain open for all tax years until its net operating loss and tax credit carryforwards are utilized or expire prior to utilization. The Company does not currently have any federal or state income tax examinations in progress.
On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) was enacted which included provisions related to net operating loss carryovers and carrybacks, refundable payroll tax credits, deferral of payroll taxes, alternative minimum tax credit refunds, modifications to the net interest deduction limitations, and technical corrections to tax depreciation methods for qualified improvement property. The Company has evaluated the relevant provisions of the CARES Act and has not recognized any benefit related to these provisions. Therefore, no related income tax effects have been recognized in the financial statements for the years ended December 31, 2021 and 2020.
Additionally, as a result of legislation in the state of Connecticut, companies have the opportunity to exchange certain research and development tax credit carryforwards for a cash payment of 65% of the research and development tax credit. The research and development expenses that qualify for Connecticut credits are limited to those costs incurred within Connecticut. The Company has elected to participate in the exchange program and, as a result, has recognized net benefits of $103 and $131 for the years ended December 31, 2021 and 2020, respectively, which is included in research and development expenses in the accompanying statements of operations and comprehensive loss. As of December 31, 2021 and 2020, the Company has recorded $196 and $467 of the research and development tax credit receivables in Prepaid expenses and other current assets on the Company’s combined and consolidated balance sheets, respectively.